Segment Reporting - Reconciliation of total assets of reportable segments to consolidated total assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting
Total consolidated total assets	$ 1,001,698	$ 850,579
Operating segments
Segment Reporting
Total consolidated total assets	1,490,190	1,187,872	$ 1,069,205
Corporate
Segment Reporting
Total consolidated total assets	8,785	49,578
Eliminations
Segment Reporting
Total consolidated total assets	$ (497,277)	$ (386,871)